Annual Operating Expenses {- Fidelity Municipal Bond Index Fund} - 06.30 Fidelity Municipal Bond Index Fund PRO-04 - Fidelity Municipal Bond Index Fund - Fidelity Municipal Bond Index Fund	Aug. 28, 2021
Operating Expenses:
Management fee	0.07%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.07%